Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	€ 200,397	€ 172,049
Non-current assets	189,635	183,951
Current liabilities	(198,702)	(176,661)
Non-current liabilities	(107,484)	(103,975)
Group’s share in net assets – 49%	82,335	74,344	€ 103,126
Net book value after impairment test		1,921
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Deferred tax liabilities	(996)	(1,024)
Equity-method investees	44,522	40,089	41,342
Revenue	427,375	328,343	386,962
Cost of sales	(273,575)	(225,151)	(271,931)
Other expenses	(289)	(1,915)	(1,016)
Selling expenses	(121,631)	(84,518)	(105,250)
Administrative expenses	(33,302)	(29,444)	(34,026)
Net finance income	331	(11,415)	(9,868)
Profit/(loss) before tax	8,774	(20,565)	(31,345)
Income tax expense	(4,389)	(4,341)	(2,335)
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Other comprehensive income/(loss) for the year	3,410	(4,160)	(29)
Total comprehensive income/(loss) for the year	7,795	(29,066)	(33,709)
Owners of the Company	3,585	(24,678)	(33,370)
Deferred tax liabilities	382	(575)	(350)
Dividends received by the Group	1,744	2,335
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Current assets	79,527	60,319
Non-current assets	21,619	20,197
Current liabilities	(50,092)	(38,427)
Non-current liabilities	(1,344)	(2,367)
Net assets	49,710	39,722
Group’s share in net assets – 49%	24,358	19,463
Intangible assets	2,832	3,351
Net book value after impairment test	26,140	26,140
Profit/(loss) for the year	8,295	3,822	3,438
Deferred tax liabilities	(707)	(837)
Equity-method investees	44,230	39,991	41,236
Revenue	96,272	62,023	52,714
Cost of sales	(57,120)	(37,414)	(33,754)
Other expenses	(39)	(413)	41
Selling expenses	(23,937)	(17,685)	(13,570)
Administrative expenses	(4,983)	(2,185)	(1,883)
Net finance income	1,213	864	1,194
Profit/(loss) before tax	11,406	5,190	4,742
Income tax expense	(3,111)	(1,368)	(1,304)
Profit/(loss) for the year	8,295	3,822	3,438
Other comprehensive income/(loss) for the year	4,734	(744)	227
Total comprehensive income/(loss) for the year	13,029	3,078	3,665
Owners of the Company	4,065	1,873	1,684
Amortisation of intangibles assets	519	519	519
Amortisation	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	3,409	1,455	992
Group’s share of other comprehensive income	2,320	(365)	111
Group’s share of total comprehensive income/(loss) for the period	5,729	1,090	1,103
Dividends received by the Group	1,490	2,335
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(634)	(396)	(671)
Profit/(loss) for the year	(634)	(396)	(671)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	367	367	368
Amortisation	(367)	(367)	€ (368)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(2,298)	(1,664)
Profit/(loss) for the year	(2,298)	(1,664)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(6,095)	(6,462)
Profit/(loss) for the year	€ (6,095)	€ (6,462)